Leases - Future lease payments (Details) ¥ in Millions	Mar. 31, 2026 CNY (¥)
Future lease payments under operating leases
2027	¥ 5,346
2028	4,397
2029	3,609
2030	3,017
2031	2,497
Thereafter	7,971
Total	26,837
Less: imputed interest	(5,111)
Total operating lease liabilities	¥ 21,726